Prospectus Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Global Advantage Portfolio (the "Fund")

At a meeting held on March 3-4, 2021, the Board of Directors of the Fund approved certain changes to the Fund, as described below, effective March 31, 2021.

Effective March 31, 2021, the Fund's name is changed to Global Insight Portfolio. All references to "Global Advantage Portfolio" in the Prospectus are hereby deleted and replaced with "Global Insight Portfolio."

Effective March 31, 2021, the sections of the Prospectus entitled "Fund Summary—Global Advantage Portfolio—Fees and Expenses—Annual Fund Operating Expenses" and "Fund Summary—Global Advantage Portfolio—Fees and Expenses—Example" are hereby deleted and replaced with the following, which reflects a reduced expense limitation:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C
Advisory Fee	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%
Other Expenses	0.30%	0.31%	0.55%	0.32%
Total Annual Fund Operating Expenses[3]	1.10%	1.36%	2.10%	2.12%
Fee Waiver and/or Expense Reimbursement[3]	0.10%	0.04%	0.25%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3,4]	1.00%	1.32%	1.85%	2.10%

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years. Please refer to the section of the Prospectus entitled "Shareholder Information—Conversion Features" for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$340	$597	$1,331
Class A	$652	$929	$1,227	$2,071
Class L	$188	$634	$1,106	$2,411
Class C	$313	$662	$1,137	$2,256

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$340	$597	$1,331
Class A	$652	$929	$1,227	$2,071
Class L	$188	$634	$1,106	$2,411
Class C	$213	$662	$1,137	$2,256

3  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.32% for Class A, 1.85% for Class L and 2.10% for Class C. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

4  Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement has been restated to reflect the current expense limitation arrangement.

Effective March 31, 2021, the first and second paragraphs in the section of the Prospectus entitled "Fund Summary—Global Advantage Portfolio—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Net Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

Effective March 31, 2021, the following is added to the section of the Prospectus entitled "Fund Summary—Global Advantage Portfolio—Principal Risks:"

Small and Mid Cap Companies. Investments in small and mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by small and mid cap companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

Effective March 31, 2021, the third and fourth paragraphs in the section of the Prospectus entitled "Details of the Funds—Global Advantage Portfolio" are hereby deleted and replaced with the following:

Approach
Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies located throughout the world, with capitalizations within the range of companies included in the MSCI All Country World Net Index.

Process
The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward.

Effective March 31, 2021, the following is added to the section of the Prospectus entitled "Additional Information About the Funds' Investment Strategies and Related Risks:"

Small and Mid Cap Companies

A Fund's investments in small and mid cap companies carry more risk than investments in larger companies. While some of a Fund's holdings in these companies may be listed on a national securities exchange, such securities are more likely to be traded in the OTC market. The low market liquidity of these securities may have an adverse impact on a Fund's ability to sell certain securities at favorable prices and may also make it difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's securities. Investing in lesser-known, small and mid cap companies involves greater risk of volatility of the Fund's NAV than is customarily associated with larger, more established companies. In addition, at times, small and mid cap growth-oriented equity securities may underperform relative to the overall market. Growth stocks may trade at higher multiples of current earnings compared to other styles of investing (e.g., "value"), leading to inflated prices and thus potentially greater declines in value. Often small and mid cap companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Effective March 31, 2021, the second table with respect to the Fund in the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Insight	1.00%	1.32%	1.85%	2.10%	N/A

Please retain this supplement for future reference.

  IFIGADVPROSPT 3/21

Statement of Additional Information Supplement

March 5, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 5, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2020

Global Advantage Portfolio (the "Fund")

Effective March 31, 2021, the Fund's name is changed to Global Insight Portfolio. All references to "Global Advantage Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Global Insight Portfolio."

Effective March 31, 2021, the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" that shows the contractual rate of advisory fees and expense caps for each share class of the Fund is hereby deleted and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Insight	0.80% of the portion of the daily net assets not exceeding $1 billion; and 0.75% of the daily net assets exceeding $1 billion.	1.00%	1.32%	1.85%	2.10%	N/A

Please retain this supplement for future reference.